Lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities
Beginning balance	R$ 4,258	R$ 2,758
Lease payments	(2,884)	(569)	R$ (3,145)
Interest paid	(260)	(313)
Lease termination	(3,949)	(800)
Additions due to acquisitions	0	1,867
Remeasurements and new contracts	7,139	959
Interest	512	356	725
Ending balance	4,816	4,258	2,758
Current	1,992	2,220	1,109
Non-current	R$ 2,824	R$ 2,038	R$ 1,649